LEASES - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 251	$ 227	$ 200
Finance lease cost:
Amortization of lease assets	9	12	15
Interest on lease liabilities	1	1	1
Short-term lease cost	23	19	18
Variable lease cost	26	29	28
Sublease income	(1)	(1)	(1)
Total lease cost	$ 309	$ 287	$ 261